Deferred Compensation Plans (Activity Related To NSU And CSU) (Details)	Mar. 31, 2012 NSUs [Member] JPY (¥)		Mar. 31, 2011 NSUs [Member] JPY (¥)	Mar. 31, 2012 CSUs [Member] JPY (¥)		Mar. 31, 2012 CSUs [Member] SGD
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Outstanding (number of units), Beginning	68,410,978		48,543,628	33,096,488		33,096,488
Outstanding (number of units), Granted	55,456,277			53,967,338		53,967,338
Outstanding (number of units), Vested	(29,882,636)			(16,680,077)		(16,680,077)
Outstanding (number of units), Forfeited	(5,706,291)			(4,190,773)		(4,190,773)
Outstanding (number of units), Ending	68,410,978		48,543,628	33,096,488		33,096,488
Index price, Beginning	¥ 373	[1]	¥ 350			373	[1]
Index price, Granted	414	[2]		398	[2]
Index price, Vested	338	[3]		376	[3]
Index price, Forfeited
Index price, Ending	¥ 373	[1]	¥ 350			373	[1]

[1]	The price of the Company’s common stock used to remeasure the fair value of the remaining outstanding unvested awards as of March 31, 2012
[2]	Weighted-average price of the Company’s common stock used to determine number of awards granted
[3]	Weighted-average price of the Company’s common stock used to determine the final cash settlement amount of the awards